Investment Objectives and Goals - Goose Hollow Tactical Allocation ETF	Jul. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: GOOSE HOLLOW TACTICAL ALLOCATION ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	Goose Hollow Tactical Allocation ETF (the “Fund”) seeks to provide total return.